OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2011	2012

Government authorities	$8	$32
Prepaid expenses	18	23
Lease deposits	55	53
Related parties	-	10
Inventories	5	15
Others	7	42

	$93	$175